UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6471
Van Kampen Trust For Investment Grade Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 190.3%
	Alabama 2.0%
$3,660	Alabama St Brd Ed Rev & Impt Southn Univ St Cmnty Rfdg (MBIA Insd)	5.250%	07/01/20	$3,843,549
3,225	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	2,945,344
750	Birmingham Baptist Med Ctr AL Baptist Hlth Sys, Ser A	5.875	11/15/24	636,052
5,915	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys Inc, Ser A	5.000	11/15/30	3,517,650
2,525	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,340,548

				12,283,143

	Alaska 0.7%
1,575	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)	5.750	03/01/16	1,639,733
5,300	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	2,764,586

				4,404,319

	Arizona 4.3%
2,560	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	2,678,323
3,835	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/26	3,976,281
6,075	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,744,691
3,050	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,902,895

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250%	01/01/32	$2,518,530
3,400	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,311,694
3,145	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/28	3,189,093
8,500	University of AZ Med Ctr Corp	5.000	07/01/35	6,127,905

				26,449,412

	California 20.8%
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000	09/01/16	1,550,172
6,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	5,721,360
1,250	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election (b)	*	08/01/28	402,937
1,000	California Cnty, CA Tob Agy Tob Sec Sonoma Cnty Corp Rfdg	5.250	06/01/45	548,200
3,000	California Hsg Fin Agy Rev Amt Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	2,636,820
2,000	California Hsg Fin Agy Rev Amt Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,618,540
7,300	California Hsg Fin Agy Rev Amt Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	5,312,685
4,800	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.300	08/01/23	4,508,592
5,500	California Hsg Fin Agy Rev Home Mortgage, Ser K (AMT) (a)	5.450	08/01/28	4,900,170

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000%	07/01/27	$1,060,485
695	California St (AMBAC Insd)	5.125	10/01/27	694,965
1,000	California St Dept Wtr Res Wtr Ctl Wtr Sys, Ser X (FGIC Insd) (Prerefunded @ 12/01/12)	5.000	12/01/29	992,510
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/25	1,563,548
1,500	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/26	1,550,798
875	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/27	893,939
2,675	California St Dept Wtr Res Wtr Cent Vy Proj, Ser AE (a)	5.000	12/01/28	2,757,120
5,000	California St Univ Rev & Co Systemwide, Ser A (AMBAC Insd)	5.000	11/01/33	4,606,650
9,150	California St Veterans, Ser CD (AMT) (a)	4.600	12/01/32	6,582,602
9,015	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.250	07/01/30	5,861,823
1,500	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (c)	5.125	04/01/37	907,560
2,700	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	2,229,093

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,750	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000%	03/01/35	$2,963,025
3,360	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	2,736,451
595	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	396,353
1,750	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (MBIA Insd)	5.000	09/01/33	1,407,998
3,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser B (MBIA Insd)	5.000	03/01/33	2,418,630
2,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA Insd)	*	01/15/17	1,036,280
10,750	Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien, Ser A (d)	*	01/01/23	6,143,733
3,000	Fremont, CA Uni Sch Dist, Ser A (MBIA Insd)	5.000	08/01/25	3,015,600
11,840	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	7,151,952
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,781,900
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	784,780
4,000	Los Angeles, CA Dept Wtr & Pwr, Ser A (MBIA Insd)	5.125	07/01/40	3,881,360

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Ser B (FSA Insd)	5.000%	07/01/28	$2,002,280
1,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser B1 (MBIA Insd)	5.000	10/01/33	1,481,040
2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000	01/01/34	2,478,775
700	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	579,523
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (MBIA Insd)	5.500	11/01/35	3,152,205
1,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (e) (f)	2.490	11/01/36	1,000,000
975	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (e) (f)	1.000	11/01/36	975,000
3,400	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	2,550,408
2,400	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000	07/01/47	1,847,544
1,850	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (f)	6.500	05/01/19	1,934,379
1,000	Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg (MBIA Insd)	5.000	04/01/25	986,840

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Temecula, CA Redev Agy Tax Temecula Redev Proj No 1 (MBIA Insd)	5.250%	08/01/36	$2,594,280
4,700	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.375	06/01/38	2,724,966
3,550	Tobacco Sec Auth Northn CA Tob Settlement Rev, Ser A-1	5.500	06/01/45	2,033,582
3,800	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	2,088,442
9,650	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,158,215
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	977,680

				127,183,790

	Colorado 3.4%
2,000	Aurora, CO Ctf Partn (AMBAC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/30	2,168,320
3,405	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Rfdg (Syncora Gtd)	5.250	12/01/23	3,449,674
800	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	463,896
600	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	318,228
7,300	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser 2999 (FSA Insd) (a)	5.000	09/01/36	6,356,694
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,294,211

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,400	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200%	03/01/31	$1,243,494
1,805	Lakewood, CO Ctf Part (AMBAC Insd) (Prerefunded @ 12/01/10)	5.300	12/01/16	1,951,386
985	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (h)	5.900	10/01/37	606,533
1,200	North Range, CO Met Dist No 2 Ltd Tax	5.500	12/15/37	609,384
2,050	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,020,244
1,500	University of CO Hosp Auth Rev, Ser A	5.250	11/15/39	1,112,670

				20,594,734

	Connecticut 1.9%
7,500	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser B-2 (AMT)	5.100	05/15/38	6,373,350
3,580	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,681,921
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.500	07/01/25	1,080,060
1,925	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (c)	5.500	09/01/36	1,159,562

				11,294,893

	District of Columbia 2.1%
1,150	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	1,136,798

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$2,350	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000%	10/01/34	$2,264,354
6,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	6,061,320
2,000	District of Columbia Rev Friendship Pub Charter Sch Inc (ACA Insd)	5.750	06/01/18	1,621,720
5	District of Columbia, Ser E (FSA Insd)	6.000	06/01/13	5,020
2,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (MBIA Insd) (AMT)	5.250	10/01/32	1,676,600

				12,765,812

	Florida 35.9%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	782,550
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	597,150
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	292,025
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	208,495
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	150,437
4,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/34	3,486,235
1,780	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,246,000

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg Rev Pembroke Pk Apts Proj (AMT)	5.650%	10/01/28	$933,590
1,000	Broward Cnty, FL Sch Brd Ctf Partn, Ser A (FSA Insd)	5.000	07/01/22	1,012,170
1,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	978,315
995	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev Cross Creek Comm Dev, Ser B	5.500	05/01/17	461,580
625	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	655,506
1,250	Florida Agric & Mechanical Univ Rev Student Apt Fac (MBIA Insd)	6.500	07/01/23	1,254,650
250	Florida Hsg Fin Agy Homeownership Mtg, Ser B (AMT)	8.595	11/01/18	282,542
2,750	Florida Hsg Fin Agy Hsg Willow Lake Apts, Ser J-1 (AMBAC Insd) (AMT)	5.350	07/01/27	2,587,227
405	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 4 (FSA Insd) (AMT)	6.250	07/01/22	418,535
1,000	Florida Hsg Fin Corp Rev Hsg Wentworth II Apts, Ser A (AMBAC Insd) (AMT)	5.375	11/01/29	922,930
8,475	Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (MBIA Insd) (AMT)	5.500	10/01/29	7,396,217
2,000	Florida Ports Fin Comm Rev St Trans Tr Fd (MBIA Insd) (AMT)	5.375	06/01/27	1,760,780

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$15,000	Florida St Brd Ed Pub Ed Cap Outlay, Ser D (a)	4.750%	06/01/35	$13,657,050
12,775	Florida St Brd of Ed Cap Outlay Pub Ed Rfdg, Ser D	5.750	06/01/22	13,307,590
4,500	Florida St Brd of Ed Cap Outlay Pub Ed, Ser C (FGIC Insd) (Prerefunded @ 6/01/10)	5.750	06/01/29	4,847,985
2,000	Florida St Brd of Ed Lottery Rev, Ser A (MBIA Insd)	5.250	07/01/17	2,065,060
1,000	Florida St Brd of Ed Lottery Rev, Ser A (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	07/01/14	1,084,550
1,000	Florida St Brd of Ed Rev FL St Univ Hsg Fac, Ser A (MBIA Insd)	5.000	05/01/29	954,570
7,295	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	7,130,534
1,500	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (AMBAC Insd)	5.000	07/01/11	1,503,915
2,000	Florida St Div Bd Fin Dept Gen Svc Rev Dept Envrnmtl Preservtn 2000, Ser A (MBIA Insd)	5.250	07/01/12	2,047,220
1,910	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,911,986
1,935	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,918,852
2,100	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,059,040
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,366,325

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,475	Florida St Tpk Auth Tpk Rev Dept Trans, Ser B	5.000%	07/01/30	$1,416,856
1,635	Fort Myers, FL Util Rev Rfdg, Ser A (MBIA Insd)	5.500	10/01/24	1,651,007
365	Gainesville, FL Util Sys Rev (d)	8.125	10/01/14	430,069
1,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (h)	5.100	05/01/14	506,910
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (f)	5.650	12/01/20	510,070
730	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (f)	5.750	12/01/20	738,621
1,000	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (f)	5.800	12/01/20	1,040,980
2,610	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	2,016,825
1,285	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	682,181
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	03/01/15	783,480
750	Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)	5.000	09/01/15	782,940
1,450	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,233,443
3,260	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,788,099
14,150	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	10,188,142

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,100	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev
	Hillsborough Cnty IDA Rfdg (AMBAC Insd) (f)	5.000%	12/01/34	$1,112,771
1,225	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (f)	5.150	09/01/25	1,213,767
900	Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp Proj, Ser B	5.250	10/01/28	719,595
600	Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp Proj, Ser B	5.250	10/01/34	449,034
2,745	Hillsborough Cnty, FL Port Dist Rev Tampa Port Auth Proj, Ser A (MBIA Insd) (AMT)	5.375	06/01/27	2,416,671
10,000	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	7,366,800
1,380	Hollywood, FL Cmnty Redev Agy Beach Cra	5.625	03/01/24	1,108,568
1,500	Jacksonville, FL Econ Dev Commn Indl Dev Rev Metro Pkg Solutions Proj (ACA Insd) (AMT)	5.500	10/01/30	1,071,915
7,000	Lakeland, FL Elec & Wtr Rev (d)	*	10/01/13	6,355,300
2,230	Lakeland, FL Elec & Wtr Rev (d)	5.750	10/01/19	2,500,878
5,105	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/25	4,098,805
1,000	Lee Cnty, FL Arpt Rev, Ser A (FSA Insd) (AMT)	5.750	10/01/22	969,110

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,170	Lee Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi-Cnty Pgm, Ser A (GNMA Collateralized) (AMT)	5.000%	03/01/39	$968,573
2,400	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	1,290,600
1,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	550,210
1,000	Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj	5.500	07/01/32	707,680
1,025	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $1,025,000) (g)	6.800	05/01/38	639,569
650	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $650,000) (g)	6.900	05/01/17	509,626
3,500	Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg	5.000	10/01/34	2,526,230
1,500	Miami Beach, FL Stormwtr Rev (MBIA Insd)	5.250	09/01/25	1,499,925
1,460	Miami Beach, FL Stormwtr Rev (MBIA Insd)	5.750	09/01/14	1,546,067
1,045	Miami Beach, FL Stormwtr Rev (MBIA Insd)	5.750	09/01/15	1,106,603
3,200	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.000	10/01/38	2,530,016

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375%	10/01/27	$1,792,340
4,720	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	4,041,878
870	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (MBIA Insd)	5.450	10/01/15	911,864
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser B (MBIA Insd)	5.750	10/01/29	3,029,310
2,000	Miami-Dade Cnty, FL Aviation Rev, Ser A (FSA Insd) (AMT)	5.000	10/01/33	1,610,600
2,000	Miami-Dade Cnty, FL Aviation, Ser A (FSA Insd) (AMT)	5.125	10/01/35	1,625,540
2,000	Miami-Dade Cnty, FL Ed Fac Auth Rev, Ser A (AMBAC Insd) (Prerefunded @ 4/01/10)	5.750	04/01/29	2,139,580
940	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	659,184
4,250	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	4,650,520
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/12	892,290
1,000	Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)	*	10/01/13	858,670
980	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E	6.000	10/01/26	903,276
20	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	20,917

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,475	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500%	07/01/32	$1,492,994
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Orlando Regl Hlthcare, Ser B	5.125	11/15/39	731,380
1,000	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 06/19/95, Cost $1,000,000) (f) (g)	7.000	10/01/25	1,039,230
2,000	Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd) (Prerefunded @ 10/01/09)	5.500	10/01/31	2,064,600
1,500	Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (MBIA Insd)	5.000	07/01/28	1,447,530
890	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	519,831
1,650	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,184,552
1,000	Palm Beach Cnty, FL Sch Brd Ctf Partn, Ser A (FGIC Insd) (Prerefunded @ 8/01/10)	5.875	08/01/21	1,084,770
765	Pembroke Pines, FL Cons Util Sys Rev (FGIC Insd) (d)	6.250	09/01/11	825,886
1,500	Pensacola, FL Arpt Rev Rfdg, Ser A (MBIA Insd) (AMT)	6.000	10/01/12	1,531,740
1,565	Pensacola, FL Arpt Rev Rfdg, Ser A (MBIA Insd) (AMT)	6.125	10/01/18	1,580,212
500	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (FSA Insd)	5.500	01/01/25	505,745

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (MBIA Insd)	5.000%	07/01/33	$1,538,780
4,675	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (f)	5.350	03/15/42	4,822,590
890	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	447,412
1,000	Saint Johns Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.250	01/01/26	617,480
1,500	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	815,340
2,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/21	2,051,680
750	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/23	759,840
600	Seminole Tribe, FL Spl Oblig Rev, Ser A (c)	5.250	10/01/27	398,406
1,430	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	746,074
1,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	854,620
1,335	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group	5.000	08/15/37	1,048,562
2,845	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,603,499
500	Split Pine Cmnty Dev Dist FL Spl Assmt, Ser A	5.250	05/01/39	255,240
1,250	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	954,325

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375%	12/01/30	$821,440
1,000	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (MBIA Insd)	5.500	08/01/17	1,062,050
1,115	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (MBIA Insd)	5.500	08/01/19	1,170,204
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	204,783
3,170	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	2,001,411
3,500	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (MBIA Insd)	5.125	11/01/36	2,904,125
1,000	Village Ctr Cmnty Dev Dist FL Recreational Rev, Ser A (MBIA Insd)	5.200	11/01/25	976,970
1,000	Village Ctr Cmnty Dev Dist FL Util Rev (FGIC Insd) (d)	6.000	11/01/18	1,246,620
2,000	Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)	5.250	10/01/23	2,041,080
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	827,790
3,000	West Orange Hlthcare Dist FL, Ser A	5.800	02/01/31	2,523,750
820	West Palm Beach, FL Cmnty Redev Agy Northwood - Pleasant Cmnty Redev, Ser A	5.000	03/01/35	563,537
750	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	310,590

				219,022,184

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 3.9%
$5,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000%	01/01/33	$5,037,743
625	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd)	5.000	01/01/33	599,719
1,421	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $1,420,926) (g)	7.250	06/15/10	1,459,021
1,500	George L Smith II GA World Congress Cent Auth Rev Domed Stadium Proj Rfdg (MBIA Insd) (AMT)	5.500	07/01/20	1,445,145
2,635	Georgia Muni Elec Auth Pwr Rev, Ser A (MBIA Insd)	6.500	01/01/20	3,408,373
5,815	Georgia Muni Elec Auth Pwr Rev, Ser Y (MBIA Insd)	6.500	01/01/17	6,817,444
85	Georgia Muni Elec Auth Pwr Rev, Ser Y (MBIA Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	104,468
2,400	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,402,616
800	Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc	6.700	07/01/16	707,832
2,500	Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare Sys Inc Rfdg	6.500	07/01/27	1,852,250

				23,834,611

	Idaho 0.6%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,067,980

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$1,500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750%	11/01/37	$1,532,550
1,305	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (h)	6.125	11/15/27	899,406

				3,499,936

	Illinois 12.8%
1,910	Bartlett, IL Tax Increment Rev Quarry Redev Proj Rfdg	5.600	01/01/23	1,422,893
11,675	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	11,773,654
2,000	Chicago, IL Brd of Ed (FGIC Insd) (Prerefunded @ 12/01/10)	5.500	12/01/31	2,169,480
4,400	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/24	4,557,146
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien (AGC Insd) (a)	5.250	01/01/25	11,821,655
1,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/16	1,051,870
2,000	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser B (AMBAC Insd)	5.500	01/01/17	2,094,940
5,700	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	5,352,044
2,370	Chicago, IL Proj Rfdg, Ser A (MBIA Insd) (Prerefunded @ 1/01/11)	5.000	01/01/31	2,568,985
375	Chicago, IL Proj Rfdg, Ser C (FGIC Insd)	5.750	01/01/14	399,844
375	Chicago, IL Proj Rfdg, Ser C (FGIC Insd)	5.750	01/01/15	399,844

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,000	Chicago, IL Rfdg, Ser B (AMBAC Insd)	5.125%	01/01/15	$1,101,900
3,500	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	3,654,350
1,130	Chicago, IL Bal Proj Rfdg (MBIA Insd) (Prerefunded @ 1/01/11)	5.000	01/01/31	1,110,756
3,500	Du Page Cnty, IL Fst Presv Dist	*	11/01/10	3,396,330
2,310	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (MBIA Insd)	5.500	11/15/13	2,454,398
2,500	Illinois Dev Fin Auth Rev Adventist Hlth, Ser A (MBIA Insd)	5.500	11/15/15	2,641,425
1,860	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,841,363
400	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	255,616
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	775,810
2,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/31	1,415,100
4,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,676,680
4,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,122,325
1,330	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj (AMT)	5.050	08/01/29	913,936
1,250	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	1,552,112
2,275	Illinois Hlth Fac Auth Rev South Suburban Hosp (d)	7.000	02/15/18	2,812,673
285	Illinois St (FGIC Insd)	5.250	12/01/20	285,801

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (MBIA Insd)	5.375%	12/15/18	$258,658
1,820	University IL Univ Rev Auxiliary Fac Sys (MBIA Insd)	4.500	04/01/36	1,594,429
775	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	562,983
1,500	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	916,230

				77,955,230

	Indiana 2.5%
1,300	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	855,309
5,593	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Credit (a)	5.000	11/15/36	4,857,621
4,000	Indiana Hlth Fac Fin Auth Rev Deaconess Hosp, Ser A (AMBAC Insd)	5.375	03/01/34	3,173,280
5,500	Indiana St Hsg & Cmnty Dev Auth Single Family Mtg Rev, Ser D (GNMA Collateralized) (AMT) (a)	4.625	07/01/38	4,126,128
1,280	North Adams, IN Cmnty Sch Renovation Bldg Corp Cap Apprec First Mtg (FSA Insd)	*	01/15/19	873,510
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,100,940

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (c)	5.750%	09/01/42	$298,980

				15,285,768

	Iowa 1.8%
1,685	Des Moines, IA Pub Pkg Sys, Ser A (MBIA Insd)	5.750	06/01/15	1,756,916
1,785	Des Moines, IA Pub Pkg Sys, Ser A (MBIA Insd)	5.750	06/01/16	1,861,184
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	310,830
500	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	311,445
2,750	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,520,557
6,700	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	3,690,092
2,750	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.625	06/01/46	1,524,655

				10,975,679

	Kansas 1.3%
2,100	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (Syncora Gtd) (f)	5.000	12/01/23	2,155,419
850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	612,552
1,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	683,050
3,300	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	2,389,761

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$1,650	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000%	05/15/36	$1,005,791
700	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	414,834
1,075	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	650,149

				7,911,556

	Kentucky 0.9%
2,300	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	2,321,298
3,915	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	2,859,477

				5,180,775

	Louisiana 1.0%
830	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	578,153
1,485	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,123,566
2,315	Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg, Ser A (GNMA Collateralized) (AMT)	5.375	10/20/39	2,039,584
2,750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (f)	5.250	11/01/37	2,631,228

				6,372,531

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland 1.3%
$1,050	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125%	01/01/36	$684,043
1,535	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.100	09/01/37	1,317,398
2,500	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,737,050
2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,027,520
2,250	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	1,943,550
950	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	487,759

				8,197,320

	Massachusetts 4.5%
350	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	194,103
750	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	400,192
7,000	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	7,033,775

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$35	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C	5.750%	07/01/32	$34,489
500	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	494,326
4,835	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	3,214,840
5,070	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a)	4.550	06/01/27	4,189,924
1,455	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a)	4.700	06/01/38	1,129,306
1,000	Massachusetts St Hsg Fin Agy Hsg, Ser A (AMT)	5.100	12/01/27	903,360
6,750	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	6,038,314
3,850	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (a)	5.000	08/15/30	3,866,979

				27,499,608

	Michigan 5.1%
3,015	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/17	1,933,791
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/18	1,823,686
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/19	1,690,432

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/22	$1,316,471
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/23	1,203,347
3,050	Detroit, MI Downtown Dev Auth Tax Increment Rev, Ser C1 (h)	*	07/01/24	1,108,156
3,500	Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)	*	06/01/15	2,724,925
2,765	Grand Rapids, MI Downtown Dev Cap Apprec (MBIA Insd)	*	06/01/16	2,034,487
1,760	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000%	07/01/35	1,193,773
1,350	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (f)	5.250	01/15/47	1,399,073
600	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (f)	5.500	01/15/47	627,054
2,850	Michigan St Hosp Fin Auth Rev Ascension Hlth Cr, Ser A (MBIA Insd) (Prerefunded @ 11/15/09)	5.750	11/15/18	2,996,547
2,500	Michigan St Strategic Fd Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	1,982,950
2,500	Michigan St Strategic Fd Detroit Edison Pollutn Ctl Rfdg (AMBAC Insd) (f)	4.850	09/01/30	2,558,550
1,000	Michigan St Strategic Fd Detroit Edison Polutnl Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	840,480
2,250	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	1,840,163

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$7,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000%	06/01/48	$4,119,290

				31,393,175

	Minnesota 1.6%
1,380	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	888,872
525	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	344,038
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/37	681,250
2,750	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,886,482
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,902,059
50	Minnesota Agric & Econ Dev Brd Rev Hlthcare Sys (MBIA Insd)	5.750	11/15/26	44,623
300	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	230,490
775	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	563,495
2,200	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,509,816
1,400	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/35	975,660

				10,026,785

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 2.6%
$245	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625%	06/01/27	$209,465
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,073,244
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	877,687
1,625	Jefferson Cnty, MO Reorg Sch Dist No R-6 (FGIC Insd)	5.625	03/01/20	1,691,495
2,500	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,652,950
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	624,640
1,265	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	1,070,645
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	1,083,213
975	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	698,792
2,335	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,573,977
900	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	606,033

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,765	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550%	07/01/29	$2,106,571
3,195	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,290,751

				15,559,463

	Nebraska 0.4%
2,615	Omaha Pub Dist NE Elec Rev Sub Sys, Ser A (a)	5.000	02/01/34	2,545,912

	Nevada 1.8%
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	49,689
3,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	2,003,430
3,500	Clark Cnty, NV Indl Dev Southwest Gas Corp Proj, Ser D1 (MBIA Insd) (AMT)	5.250	03/01/38	2,294,985
4,100	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	3,894,426
3,460	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,520,541

				10,763,071

	New Hampshire 0.5%
1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	773,150

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$1,050	New Hampshire St Bus Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (f)	7.125%	07/01/27	$1,052,657
950	New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	951,064

				2,776,871

	New Jersey 7.9%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	215,153
1,200	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	897,720
3,150	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	2,281,608
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd) (h)	5.900	03/15/21	29,910,750
2,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	1,318,840
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	1,699,424
2,095	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/17	2,494,160
4,500	Tobacco Settlement Fin Corp NJ, Ser A-1	4.750	06/01/34	2,401,155
13,750	Tobacco Settlement Fin Corp NJ, Ser A-1	5.000	06/01/41	7,211,325

				48,430,135

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.6%
$1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (g)	5.500%	09/01/23	$1,272,762
2,050	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	2,122,324

				3,395,086

	New York 12.4%
2,500	Metropolitan Trans Auth NY Rev Rfdg, Ser A (MBIA Insd)	5.250	11/15/31	2,425,450
2,400	New York City Hsg Dev Corp Mulit-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	2,115,936
3,650	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	3,135,459
16,930	New York City Trans Auth Trans Fac Livingston Plaza Proj Rfdg, Ser 1993 (FSA Insd) (d)	5.400	01/01/18	20,134,003
2,800	New York City Trans Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	2,685,816
7,225	New York, NY Sub, Ser I-1 (a)	5.000	02/01/26	7,087,255
2,500	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (FSA Insd)	5.500	05/15/25	2,503,600
5,170	New York St Dorm Auth Rev City Univ Sys, Ser C	7.500	07/01/10	5,427,569
3,000	New York St Dorm Auth Rev Hosp (MBIA Insd)	5.000	08/01/33	2,604,330
2,000	New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (MBIA Insd) (Prerefunded @ 5/15/10)	6.000	05/15/16	2,159,860

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,000	New York St Dorm Auth Rev St Univ Ed Fac (FGIC Insd) (Prerefunded @ 5/15/10)	5.750%	05/15/24	$3,230,160
2,840	New York St Loc Assistance Corp Rfdg, Ser E	6.000	04/01/14	3,246,660
1,500	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,683,675
12,100	Port Auth NY & NJ (a)	5.000	10/01/35	11,924,126
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750	12/01/22	2,426,880
3,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750	12/01/25	2,313,450
950	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (c)	5.000	12/01/23	547,067

				75,651,296

	North Carolina 5.3%
4,000	North Carolina Eastern Muni Pwr Agy Pwr Sys Rev, Ser D	6.750	01/01/26	4,032,880
1,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	1,014,300
25,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)	6.000	01/01/12	27,337,250

				32,384,430

	North Dakota 0.2%
470	North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin, Ser B (MBIA Insd) (AMT)	5.500	07/01/29	464,130

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$1,500	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125%	07/01/29	$1,022,400

				1,486,530

	Ohio 8.8%
12,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	7,393,996
6,500	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	4,156,035
6,750	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	3,819,555
450	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	298,800
2,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	1,890,340
1,000	Delaware Cnty, OH Cap Fac (Prerefunded @ 12/01/10)	6.000	12/01/25	1,103,670
1,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	940,240
9,025	Lorain Cnty Ohio Hosp Rev Fac Catholic (FSA Insd) (a)	5.000	02/01/24	8,911,736
4,800	Lorain Cnty Ohio Hosp Rev Rfdg Catholic (FSA Insd) (a)	5.000	04/01/24	4,738,488
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C (FSA Insd) (a)	5.000	10/01/41	1,389,253

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800%	09/01/36	$6,215,960
1,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	962,160
3,110	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	2,881,260
5,475	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	4,962,321
3,780	Ohio St Hsg Fin Agy Residential Mtg Rev Bkd Secs Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	3,719,426

				53,383,240

	Oklahoma 0.8%
2,175	Chickasaw Nation, OK Hlth Sys (c)	6.250	12/01/32	1,614,241
1,500	Jenks, OK Aquarium Auth Rev First Mtg (MBIA Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,628,940
1,575	Oklahoma City, OK Arpt Tr Jr Lien 27th, Ser B (FSA Insd) (AMT)	5.750	07/01/16	1,603,665

				4,846,846

	Oregon 0.3%
1,985	Portland, OR Urban Renewal & Redev Downtown Wtrfront, Ser A (AMBAC Insd)	5.750	06/15/16	2,057,949

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 1.5%
$2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000%	11/15/28	$1,500,015
230	Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)	5.500	12/01/30	230,531
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	548,467
1,550	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (f)	6.750	12/01/36	1,154,859
1,600	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 94-A (AMT)	5.100	10/01/31	1,401,184
2,000	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,939,140
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (MBIA Insd) (AMT)	5.125	07/01/19	972,830
1,355	Ridley Park, PA Hosp Auth Rev Taylor Hosp, Ser A (d)	6.000	12/01/13	1,507,045

				9,254,071

	Rhode Island 0.5%
1,100	Rhode Island Hsg & Mtg Fin Corp Homeownership Oppty, Ser 57-B (AMT)	5.350	10/01/37	969,958
3,000	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	1,929,690

				2,899,648

	South Carolina 5.7%
2,375	Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley Sch Fac Grp Inc (MBIA Insd) (d)	5.250	02/01/16	2,811,430

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$3,375	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250%	12/01/25	$3,388,416
10,125	Charleston Ed Excellence Fin Corp SC Rev (a)	5.250	12/01/26	10,092,347
1,840	Myrtle Beach, SC Hospitality Fee Rev, Ser A (MBIA Insd)	5.375	06/01/21	1,872,274
1,935	Myrtle Beach, SC Hospitality Fee Rev, Ser A (MBIA Insd)	5.375	06/01/22	1,951,080
1,400	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300	10/01/36	750,498
915	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.500	05/01/28	592,078
1,000	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625	05/01/42	578,790
3,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,649,930
4,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	4,494,285
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,088,687
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	512,760

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,920	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$1,830,259

				34,612,834

	South Dakota 0.7%
2,250	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	2,328,908
1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,051,940
710	South Dakota St Hlth & Ed Fac Auth Rev Vocational Ed Prog, Ser A (AMBAC Insd)	5.400	08/01/13	720,664

				4,101,512

	Tennessee 2.4%
4,345	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	2,665,788
3,500	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (MBIA Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	4,013,660
5,345	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	3,644,381
4,550	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	4,392,843

				14,716,672

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas 19.0%
$2,375	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850%	04/01/21	$1,785,145
300	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	235,473
8,000	Coastal Bend Hlth Fac Dev Corp TX Chistus Hlth Sub, Ser B-2 (FSA Insd) (e) (f)	2.500	07/01/31	8,000,000
1,155	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	1,134,660
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	3,562,480
1,050	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	1,056,373
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	2,001,560
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (MBIA Insd) (AMT)	5.750	11/01/30	3,661,480
7,960	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	7,488,211
1,200	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,260,504
1,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-4 (FSA Insd) (e) (f)	2.800	07/01/31	1,000,000
1,000	Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,126,450

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$4,820	Harris Cnty, TX Toll Rd (AMBAC Insd) (Prerefunded @ 8/15/09)	*	08/15/18	$2,582,315
1,000	Harris Cnty, TX Toll Rd (AMBAC Insd) (Prerefunded @ 8/15/09)	*	08/15/21	435,820
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625%	07/01/30	897,400
5,105	Houston, TX Hotel Occupancy Tax & Spl Rev Convention & Entmt, Ser B (AMBAC Insd)	5.750	09/01/15	5,402,009
225	Houston, TX Pub Impt & Rfdg (FSA Insd)	5.750	03/01/15	239,512
12,800	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (FSA Insd) (a)	5.000	11/15/36	12,443,584
5,025	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	4,863,371
1,650	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,088,621
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	793,175
1,825	MC Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,908,768
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	890,288
1,500	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr (Prerefunded @ 2/15/10)	7.500	02/15/18	1,619,160
1,100	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	955,119

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250%	01/01/31	$1,154,730
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (f)	6.000	08/01/20	1,378,605
1,500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	1,355,985
5,750	North Central, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	4,546,985
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	960,050
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,012,330
1,420	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,426,731
2,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2 (f)	6.000	01/01/38	2,304,968
4,300	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,886,942
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	661,840
4,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,443,224

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$8,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250%	11/15/37	$6,010,800
650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	445,601
4,900	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	5,166,315
8,700	Texas Commn Mobility Fd (a)	5.000	04/01/28	8,872,608
535	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)	5.500	09/01/13	536,257
2,750	Texas St Vets Housing Assistance Pgm Vet, Ser B (FHA Gtd) (AMT)	6.100	06/01/31	2,677,840
1,500	Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien, Ser B	5.250	07/15/17	1,549,935
4,900	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	3,256,687

				116,079,911

	Utah 0.3%
1,000	Utah Hsg Corp Single Family Mtg Rev, Ser E (AMT) (a)	5.250	01/01/39	865,340
1,100	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	742,698

				1,608,038

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 0.6%
$750	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500%	01/01/37	$425,190
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	464,468
800	Tobacco Settlement Fin Corp VA	5.500	06/01/26	908,760
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,646,840

				3,445,258

	Washington 3.8%
2,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	2,677,725
5,360	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,947,831
1,000	Goat Hill Ppty WA Lease Rev Govt Office Bldg Proj (MBIA Insd)	5.000	12/01/33	968,150
1,950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,446,939
1,000	Port Seattle, WA Rev, Ser B (MBIA Insd) (AMT)	5.625	02/01/24	958,480
1,435	Radford Ct Ppty WA Student Hsg Rev (MBIA Insd)	6.000	06/01/15	1,520,095
1,585	Radford Ct Ppty WA Student Hsg Rev (MBIA Insd)	6.000	06/01/16	1,678,990
1,000	Seattle, WA Muni Lt & Pwr Rev	5.625	12/01/18	1,057,740
1,250	Skagit Cnty, WA Pub Hosp Dist No 001 Rev Skagit Vly Hosp	5.750	12/01/28	831,013
1,140	Skagit Cnty, WA Pub Hosp Dist No 001 Rev Skagit Vly Hosp	5.750	12/01/32	712,204

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)	5.250%	09/01/33	$2,864,430
2,325	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $2,325,000) (g) (h)	6.000	01/01/27	1,847,887
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	585,440

				23,096,924

	West Virginia 0.7%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	184,335
1,290	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	938,411
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,246,515
2,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,601,480

				3,970,741

	Wisconsin 2.7%
510	Badger Tob Asset Sec Corp WI	6.375	06/01/32	414,273
2,000	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (MBIA Insd)	5.500	12/15/20	2,346,280

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$4,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300%	09/01/23	$4,046,618
4,895	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	4,647,411
6,050	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd) (a)	5.000	08/01/34	5,229,802

				16,684,384

	Wyoming 0.2%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,372,580

	Guam 0.7%
5,800	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	4,335,384

	Puerto Rico 0.9%
4,000	Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Rfdg, Ser Y (FSA Insd)	6.250	07/01/21	4,556,680
1,000	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Fin Auth Higher Ed Rev	5.375	02/01/19	842,640
50	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	57,296

				5,456,616

	U.S. Virgin Islands 0.6%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,510,965

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125%	10/01/29	$1,093,490
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (Prerefunded @ 10/01/10)	6.500	10/01/24	1,104,280

				3,708,735

Total Long-Term Investments 190.3% (Cost $1,303,388,037)				1,160,755,398

Short-Term Investments 5.3%
Athens-Clarke Cnty, GA Univ Govt Dev Auth Rev Univ GA Athletic Assn Proj ($7,200,000 par, coupon 0.470%, 09/01/31 maturity) (e) (f)				7,200,000
Louisville & Jefferson Cnty, KY Met Swr Dist Swr & Drain Sys ($10,800,000 par, coupon 0.850%, 05/15/23 maturity) (e) (f)				10,800,000
Missouri Dev Fin Brd Cultural Fac Rev Nelson Gallery Fdn ($4,100,000 par, coupon 0.650%, 12/01/37 maturity) (e) (f)				4,100,000
Montgomery Cnty, TN Pub Bldg Auth Pooled Fin Rev TN Cnty Ln Pool ($600,000 par, coupon 0.400%, 02/01/36 maturity) (e) (f)				600,000
Virginia Small Business Fin Auth Hosp Rev Carilion Clinic Oblig ($9,900,000 par, coupon 0.400%, 07/01/42 maturity) (SPA: Bank of America) (e) (f)				9,900,000

Total Short-Term Investments 5.3% (Cost $32,600,000)				32,600,000

Total Investments 195.6% (Cost $1,335,988,037)				1,193,355,398

Liability for Floating Rate Note Obligations Related to Securities Held (27.2%) (Cost ($165,850,000))
(165,850) Notes with interest rates ranging from 0.41% to 2.28% at January 31, 2009 and contractual maturities of collateral ranging from 2023 to 2041 (i)				(165,850,000)

Total Net Investments 168.4% (Cost $1,170,138,037)				1,027,505,398

Other Assets in Excess of Liabilities 1.9%				11,432,108

Preferred Shares (including accrued distributions) (70.3%)				(428,856,025)

Net Assets Applicable to Common Shares 100.0%				$610,081,481

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued
Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security purchased on a when-issued or delayed delivery basis.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Escrowed to Maturity

(e)	Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(f)	Variable Rate Coupon

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.1% of net assets applicable to common shares.

(h)	Security has been deemed illiquid.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2009.
ACA — American Capital Access
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance Corp.
Syncora — Syncora Guarantee Inc.
The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Van Kampen Trust for Investment Grade Municipals
Portfolio of Investments — January 31, 2009 (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Trust’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	1,193,355,398
Level 3 - Significant Unobservable Inputs	-0-

Total	$1,193,355,398

Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade Municipals

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: March 19, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 19, 2009